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                                             State Street Bank and Trust Company
                                                           2 Avenue de Lafayette
                                                                Boston, MA 02111

                                                           September 29, 2000

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

RE:     The Munder Funds, Inc. (the "Company")
        File Nos. 33-54748, 811-7346
        CIK 894192, Post-Effective Amendment No. 52
        -------------------------------------------

Dear Sir/Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for Class A, B, II, K and Y Shares and the Statement of Additional Information on behalf of the Munder Bio(Tech)/2/ Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 52 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on September 25, 2000 (Accession # 0000950131-00-005473).

        Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

                                             Very truly yours,

                                             /s/ Francine S. Hayes
                                             ---------------------
                                             Francine S. Hayes
                                             Associate Counsel

cc:     S. Shenkenberg
        L. Wilson
        M. Zeven
        P. Turley
        S. Zoltowski